Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest on subordinated debentures									$ 356	$ 330	$ 248
Income before income taxes and equity in undistributed earnings of subsidiaries..									11,720	14,199	11,995
Tax expense									1,813	2,255	4,486
Net income	$ 3,498	$ 2,137	$ 3,079	$ 1,193	$ 3,856	$ 1,746	$ 2,976	$ 3,366	9,907	11,944	7,509
Comprehensive Income									12,570	10,860	7,622
Parent Company [Member]
Interest on notes									47	53	51
Dividends from subsidiaries									4,375	4,225	4,400
Interest on notes									139	185	211
Interest on subordinated debentures									356	330	248
Operating expenses									377	351	332
Income before income taxes and equity in undistributed earnings of subsidiaries..									3,550	3,412	3,660
Tax expense									169	164	244
Equity in undistributed earnings of subsidiaries									6,188	8,368	3,605
Net income									9,907	11,944	7,509
Comprehensive Income									$ 12,570	$ 10,860	$ 7,622